FINANCIAL INSTRUMENTS & RISK MANAGEMENT - Unrealized and Realized Gains (Losses) on Derivative Instruments (Details) - Financial assets at fair value through profit or loss, category - Financial liabilities at fair value through profit or loss, category - CAD ($)
$ in Millions
	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Commodity-related
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Gains (losses) on financial assets and liabilities at fair value through profit or loss	$ 54	$ 33
Unrealized gains (losses) on financial assets and liabilities at fair value through profit or loss	(84)	(13)
Foreign exchange
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Gains (losses) on financial assets and liabilities at fair value through profit or loss	(2)	(3)
Unrealized gains (losses) on financial assets and liabilities at fair value through profit or loss	$ (5)	$ (4)